General Information	9 Months Ended
Sep. 30, 2019
Text block [abstract]
General Information
1.	GENERAL INFORMATION
ASLAN Pharmaceuticals Limited (the “Company”) was incorporated in the Cayman Islands in June 2014 as the listing vehicle for the initial public offering and listing on both Taipei Exchange (“TPEx”) in Taiwan and Nasdaq Global Market in the United States. The Company and its subsidiaries (collectively referred to as the “Group”) are principally engaged in the development of novel drugs for Asia prevalent cancers
.
The main businesses and intragroup relationships of the Group were as follows as of September 30, 2019:

Name	Place of Incorporation	Date of Incorporation	Main Business
ASLAN Pharmaceuticals Limited	Cayman Islands	June 2014	Investment holding
ASLAN Pharmaceuticals Pte. Ltd.	Singapore	April 2010	New drug research and development
ASLAN Pharmaceuticals Taiwan Limited	Taiwan	November 2013	New drug research and development
ASLAN Pharmaceuticals Australia Pty Ltd.	Australia	July 2014	New drug research and development
ASLAN Pharmaceuticals Hong Kong Limited	Hong Kong	July 2015	New drug research and development
ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	China	May 2016	New drug research and development
ASLAN Pharmaceuticals (USA) Inc.	United States of America	October 2018	New drug research and development
Jaguahr Therapeutics Pte. Ltd.	Singapore	August 2019	New drug research and development

LOGO
The Company’s shares have been listed on the TPEx since June 1, 2017. In addition, the Company also increased capital through a new share issuance by a depositary institution in order to sponsor its issuance of American Depositary Shares (“ADSs”), which have been listed on the Nasdaq Global Market, on May 4, 2018.
In addition to its main product candidates, the Company has other earlier stage product candidates in development. On September 30, 2019 the Company announced that it will establish a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The joint venture company, in which the Company currently owns a controlling stake, is called Jaguahr Therapeutics Pte. Ltd.
The reporting currency of the Group is the U.S. dollar. The functional currency of the majority of the Group’s entities is the U.S. dollar.